Organization and Principal Business (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries

The companies of the Group are listed as follows:

Entity Name	Place of Incorporation	Percentage of ownership	Principal activities
CBL International Limited (“CBL International”)	Cayman Islands	Parent	Ultimate holding Company
Banle International Group Limited (“Banle BVI”)	British Virgin Islands	100% by CBL International	Investment holding
Banle International Marketing Limited	Labuan, Malaysia	100% by Banle BVI	Marketing service
Banle International (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	100% by Banle BVI	Sales and distribution of marine fuel
Banle Energy International Limited (“Banle HK”)	Hong Kong	100% by Banle BVI	Sales and distribution of marine fuel
Reliance (China) Limited	Hong Kong	100% by Banle HK	Business management
Banle International (China) Limited (“Banle China”)	Hong Kong	100% by Banle BVI	Investment holding
Majestic Energy (Shenzhen) Co. Limited	PRC	100% by Banle China	Investment holding (Dormant)
Majestic Energy (Singapore) Pte Limited (“Majestic Singapore”)	Singapore	100% by Banle BVI	Sales and distribution of marine fuel
Banle Energy (Europe) Limited (“Banle Europe”)	Ireland	100% by Banle BVI	Business management
Banle Energy (Ireland) Limited (“Banle Ireland”)	Ireland	55% by Banle Europe	Sales and distribution of marine fuel